INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in joint ventures (Details) - COP ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments		$ 2,928,984	$ 2,997,603
Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		Financing Services	Financing Services
Country		Colombia	Colombia
P.A. Laurel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		enewable energies	enewable energies
Country		Colombia	Colombia
Puntos Colombia S.A.S
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		Administration of the customers loyalty	Administration of the customers loyalty
Country		Colombia	Colombia
Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		Investment in infrastructure projects	Investment in infrastructure projects
Country		Colombia	Colombia
P.A. Blup
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		Inventory finance and comprehensive logistics operation	Inventory finance and comprehensive logistics operation
Country		Colombia	Colombia
Ecosistemas Digitales de Negocio S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		Digital electronic billing services	Digital electronic billing services
Country		Colombia	Colombia
P.A. Coba
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		Technological platform development	Technological platform development
Country		Colombia	Colombia
P.A. Acelera TI
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		IT talent development
Country		Colombia
Avicapital
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		Purchase and sale of loans and receivables
Country		Colombia
P.A. Finsocial
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		Purchase and sale of loans and receivables
Country		Colombia
P.A Reintegra
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		Collections and recovery of portfolio	Collections and recovery of portfolio
Country		Colombia	Colombia
P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity		Sustainable mobility services
Country		Colombia
Grupo Nutresa
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Number of shares in entity held by entity or by its subsidiaries or associates	562,500
Purchase of interests in associates	$ 3,000
Total for all joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments		$ 160,373	$ 471,530	$ 615,183
Total for all joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		50.00%	50.00%
Investments		$ 95,106	$ 410,324	$ 564,998
Total for all joint ventures | P.A. Laurel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		50.00%	50.00%
Investments		$ 27,835	$ 27,364
Total for all joint ventures | Puntos Colombia S.A.S
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		50.00%	50.00%
Investments		$ 17,691	$ 10,922
Total for all joint ventures | Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		26.30%	26.30%
Investments		$ 10,597	$ 10,588
Total for all joint ventures | P.A. Blup
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		50.00%	50.00%
Investments		$ 3,888	$ 3,313
Total for all joint ventures | Ecosistemas Digitales de Negocio S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		50.00%	50.00%
Investments		$ 3,182	$ 6,293
Total for all joint ventures | P.A. Coba
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		51.78%	0.00%
Investments		$ 1,720	$ 0
Total for all joint ventures | P.A. Acelera TI
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		50.00%	0.00%
Investments		$ 279	$ 0
Total for all joint ventures | Avicapital
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		50.00%	50.00%
Investments		$ 75	$ 0
Total for all joint ventures | P.A. Finsocial
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		0.00%	50.00%
Investments		$ 0	$ 42
Total for all joint ventures | P.A Reintegra
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		46.00%	46.00%
Investments		$ 0	$ 0
Total for all joint ventures | P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest		33.33%	33.33%
Investments		$ 0	$ 2,684